Loss on impairment of long-lived assets (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long lived assets		$ 152	$ 4,108	$ 0
Increase in oil price		50.00%
Loss on impairment of long-lived assets	$ 152	$ 152	4,087	$ 0
Senior credit facilities | Discount rate | Discounted cash flow
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value, cost of debt percent		0.118
Drilling units
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long lived assets		$ 4,087
Loss on impairment of long-lived assets		$ 152	$ 4,087